Accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Accrued Liabilities [Abstract]
Summary of Accrued Liabilities

	June 30, 2025	December 31, 2024
	€	€
Clinical accrued liabilities	7,950,639	5,221,572
Personnel related accruals	6,387,541	7,827,392
Manufacturing accrued liabilities	3,204,474	1,767,291
Nonclinical accrued liabilities	331,605	445,238
Consulting, professional and audit liability	238,400	729,162
Other accrued liabilities	1,287,698	1,597,752
	19,400,357	17,588,407